May 13, 2022

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Prudential Annuities Life Assurance Corporation
    Prudential Annuities Life Assurance Corporation Variable Account B
    Definitive Filings Pursuant to Rule 497(j)
    Investment Company Act No. 811-05438
    Registration Nos.:

033-62793	033-87101

Dear Sir/Madam:
In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:
1.With respect to the Prospectus Supplement included in each of the above-referenced Registration Statements, the form of Prospectus Supplement that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statements and
2.The text of the most recent post-effective amendments has been filed with the Commission electronically.

Sincerely,

/s/	Jeffrey Burman
Jeffrey Burman
Senior Vice President, General Counsel and Secretary
Prudential Annuities Life Assurance Corporation

Jeffrey Burman
Senior Vice President, General Counsel and Secretary
Prudential Annuities Life Assurance Corporation
10 Exchange Place, 22nd Floor
Jersey City, New Jersey 07302
T +1 (615) 981 8801
jeff.burman@fortitude-re.com